Fair Value Measurements (Details) - Avalanche Treasury Company, LLC - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Liabilities:
Token sale liability	$ 15,203,085	$ 40,010,988
Impairment of digital assets	5,059,757	13,566,758
Recurring | Total carrying value
Assets:
Digital assets - AVAX	122,758,140	167,093,560
USDC	2,391,023	3,373,564
Total assets	125,149,163	170,467,124
Liabilities:
Token sale liability	15,203,085	40,010,988
Quoted prices in active markets (Level 1) | Recurring
Assets:
Digital assets - AVAX	122,758,140	167,093,560
USDC	2,391,023	3,373,564
Total assets	125,149,163	170,467,124
Significant other observable inputs (Level 2) | Recurring
Liabilities:
Token sale liability	$ 15,203,085	$ 40,010,988